EARNINGS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Earnings Per Share [Abstract]
Schedule of reconciliation of shares for basic and diluted net income per share
A reconciliation of shares for basic and diluted net income per share is set forth below (in thousands, except per share data):

	Three Months Ended				Nine Months Ended
	September 28, 2019		September 29, 2018		September 28, 2019		September 29, 2018
Net income	$21,302?	?	$17,030?	?	$45,692?	?	$32,594?	?
Weighted-average common shares outstanding?basic	85,285?	?	81,147?	?	84,686?	?	81,238?	?
Effect of dilutive securities	1,088?	?	1,777?	?	1,466?	?	1,708?	?
Weighted-average common shares outstanding?diluted	86,373?	?	82,924?	?	86,152?	?	82,946?	?
Earnings per share
Basic	$0.25?	?	$0.21?	?	$0.54?	?	$0.40?	?
Diluted	$0.25?	?	$0.21?	?	$0.53?	?	$0.39?	?

The following table sets forth the calculation of earnings per share and weighted-average common shares outstanding at the dates indicated (in thousands, except per share data):

	Fiscal Year Ended
	December 29,	December 30,	December 31,
	2018	2017	2016
Net income attributable to YETI Holdings, Inc.	$57,763	$15,401	$47,977

Weighted average common shares outstanding—basic	81,777	81,479	81,097
Effect of dilutive securities	1,742	1,493	1,658
Weighted average common shares outstanding—diluted	83,519	82,972	82,755

Earnings per share attributable to YETI Holdings, Inc.
Basic	$0.71	$0.19	$0.59
Diluted	$0.69	$0.19	$0.58